Related Party Transactions - Schedule of Amounts Due from Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Soon Huat Lim [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]		$ 250,000
Apollo Entertainment Media Pte. Ltd. [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[2]		87,920
Related Party [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties			$ 337,920

[1]	The balance represented the investment funds that this related party received on behalf of the Company during the pre-IPO financing. The Group received $250,000 due from Soon Huat Lim in March, 2024.
[2]	The balance represented service prepayments to this related party, offset by collections on behalf of this related party.